Related Party Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Copel COM [Member] | Financial guarantee contracts [Member]
Disclosure of subsidiaries [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 486,019	R$ 495,653
Copel COM [Member] | Energy Sale Contracts [Member]
Disclosure of subsidiaries [line items]
Purchase commitments	106,601
Sales commitments	164,540	201,272
Copel Geracao e Transmissao SA [Member] | Financial guarantee contracts [Member]
Disclosure of subsidiaries [line items]
Provision of guarantees or collateral by entity, related party transactions	R$ 716	4,261
Copel Geracao e Transmissao SA [Member] | Energy Sale Contracts [Member]
Disclosure of subsidiaries [line items]
Purchase commitments		R$ 15,964